Cover	May 28, 2026
Cover [Abstract]
Entity Registrant Name	CYTTA CORP.
Entity Central Index Key	0001383088
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Item 4.01 of the Current Report on Form 8-K filed on June 1st, 2026 (the “Original Form 8-K”) wherein Cytta had provided Sadler, Gibb and Associates, LLC (“Sadler”) with the disclosures under Item 4.01(a) and had requested Sadler to furnish Cytta with a letter addressed to the Securities and Exchange Commission stating whether it agrees with the statements made by Cytta in this Item 4.01(a) and, if not, stating the respects in which it does not agree. A copy of Sadler’s letter, dated June 4, 2026, is filed as Exhibit 16.1 to this Form 8-K/A.
Entity Emerging Growth Company	false
Document Period End Date	May 28, 2026
Entity File Number	000-55976
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-0505761
Entity Address Address Line 1	5450 W Sahara Avenue
Entity Address Address Line 2	Suite 300A
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89146
City Area Code	702
Local Phone Number	900-7022
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false